Cover Page	Feb. 02, 2022
Entity Information [Line Items]
Entity Central Index Key	0000032604
Amendment Flag	false
Document Type	8-K
Document Period End Date	Feb. 02, 2022
Entity Registrant Name	Emerson Electric Co.
Entity Incorporation, State or Country Code	MO
Entity File Number	1-278
Entity Tax Identification Number	43-0259330
Entity Address, Address Line One	8000 West Florissant Avenue
Entity Address, City or Town	St. Louis,
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63136
City Area Code	314
Local Phone Number	553-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Stock of $0.50 par value per share [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock of $0.50 par value per share
Trading Symbol	EMR
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | 0.375% Notes due 2024 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.375% Notes due 2024
Trading Symbol	EMR 24
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | 1.250% Notes due 2025 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2025
Trading Symbol	EMR 25A
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | 2.000% Notes due 2029 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.000% Notes due 2029
Trading Symbol	EMR 29
Security Exchange Name	NYSE
CHICAGO STOCK EXCHANGE, INC [Member] | Common Stock of $0.50 par value per share [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock of $0.50 par value per share
Trading Symbol	EMR
Security Exchange Name	CHX